Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions	Cash and cash equivalents and time deposit are deposited in financial institutions at below locations:
	December 31, 2023	December 31, 2022

Cash on hand	517,065	212,598

Financial institutions in Mainland China
—Denominated in RMB	121,237,473	102,427,994
—Denominated in USD	86,161,529	69,063,161
Total balance of cash and cash equivalents and time deposits held at Mainland China financial institutions	207,399,002	171,491,155

Financial institutions in HKSAR
—Denominated in RMB	4,739	5,192
—Denominated in USD	12,831,286	67,368,485
Total balance of cash held at the HKSAR financial institutions	12,836,025	67,373,677

Total balance of cash and cash equivalents and time deposits held at financial institutions	220,235,027	238,864,832
Total balance of cash and cash equivalents and time deposits	220,752,092	239,077,430

Schedule of Table Summarizes the Effect on the Consolidated Balance Sheet	The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.
	December 31, 2021	Effect of Adoption		January 1, 2022
	RMB	RMB		RMB

Prepaid expenses and other current assets	142,838,295	(15,272,677	)(a)	127,565,618
Operating lease right-of-use assets	-	853,553,284	(b)	853,553,284
Lease liabilities-current	-	(133,024,693	)(c)	(133,024,693)
Other current liabilities	(286,078,575)	4,351,416	(d)	(281,727,159)
Lease liabilities-non-current	-	(752,579,348	)(c)	(752,579,348)
Other non-current liabilities	(47,167,706)	42,972,018	(d)	(4,195,688)

(a) Represents the current portion of prepaid rental expenses reclassified to operating lease right-of-use assets.

(b) Represents the net result of capitalization of operating lease payments and reclassification of prepaid rental expenses.

(c) Represents the recognition of current and non-current lease liabilities.

(d) Represents the reclassification of current and non-current accrued rental expenses to lease liabilities.